Loans - Part-2 (Details) € in Thousands, ₪ in Millions				1 Months Ended					12 Months Ended
	Jan. 31, 2023 EUR (€)	Nov. 30, 2020 EUR (€)	Mar. 12, 2019 EUR (€)	Dec. 31, 2025	Oct. 31, 2023	Mar. 31, 2023	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2026	Dec. 31, 2024 ILS (₪)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2018 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Loans [Line Items]
Amount of loan | ₪											₪ 353
Fixed Interest Rate [Member]
Loans [Line Items]
Interest rate			3.00%							6.05%
Subsidiaries [Member]
Loans [Line Items]
Amount of loan									€ 23,500
Aggregate nominal purchase price (in Euro)																€ 14,850
Aggregate amount																€ 14,600
Talasol Project [Member]
Loans [Line Items]
Amount of loan									€ 25,239
Spanish Subsidiaries [Member]
Loans [Line Items]
Amount of loan			€ 18,400
Description of facility agreement									The Facility Agreement provides for mandatory prepayment upon the occurrence of certain events and includes various customary representations, warranties and covenants, including covenants to maintain a DSCR on an aggregate basis not lower than 1.05:1, and not to make distributions unless, among other things: (i) the DSCR, on an aggregate basis, is equal to or higher than 1.15:1.0, (ii) the first instalment of the Project Finance has been repaid, (iii) no amount under the revolving credit tranche has been withdrawn and not fully repaid and no drawdowns of the revolving credit tranche are expected within the next six months, and (iv) the Subsidiaries’ net debt to regulatory value (as such terms are defined in the Facility Agreement) ratio is equal to or higher than 0.7:1.
Maturity date			December 2037
Aggregate amount (in Euro)			€ 17,600
Annual interest rate									Euribor 6 months plus a margin of 2% (with a zero interest floor) and repaid semi-annually on June 20 and December 20
Revolving Credit Facility1 Member | Spanish Subsidiaries [Member]
Loans [Line Items]
Amount of loan			800
Swap contract [member] | Spanish Subsidiaries [Member]
Loans [Line Items]
Maturity date									December 2037
Aggregate amount (in Euro)			€ 17,600
Goor Loan Agreement [Member]
Loans [Line Items]
Repaid over a period									12 years 3 months
Withdrawn loans (in Euro)									€ 5,600
Goor Loan Agreement [Member] | Tranche One [Member]
Loans [Line Items]
Amount of loan									€ 3,510
Interest rate									3.45%		3.45%			3.00%
Goor Loan Agreement [Member] | Tranche Two [Member]
Loans [Line Items]
Amount of loan									€ 2,090
Interest rate													2.50%
Fixed interest rate						2.65%
Goor Loan Agreement [Member] | Credit Facility [Member]
Loans [Line Items]
Amount of loan									€ 370
Oude Tonge Loan Agreement [Member]
Loans [Line Items]
Interest rate									5.65%		5.65%
Withdrawn loans (in Euro)							€ 4,850	€ 4,850
Variable interest (in Euro)									€ 100
Oude Tonge Loan Agreement [Member] | Tranche One [Member]
Loans [Line Items]
Amount of loan									3,150
Oude Tonge Loan Agreement [Member] | Tranche Two [Member]
Loans [Line Items]
Amount of loan									€ 1,540
Interest rate						2.90%			5.15%		5.15%
Oude Tonge Loan Agreement [Member] | Tranche Three [Member]
Loans [Line Items]
Amount of loan									€ 160
Interest rate						3.40%
Repaid over a period									12 years 3 months
Rabobank [Member]
Loans [Line Items]
Fixed interest rate									3.95%
Rabobank [Member] | Groen Gas Oude-Tonge [Member]
Loans [Line Items]
Interest rate												3.10%
Luda And Ellomay Luxemburg Member
Loans [Line Items]
Description of facility agreement									that Groen Goor and Groen Gas Oude Tonge, as applicable, will not make distributions to its shareholders for a period of two years following the execution of the Loan Agreement, (b) that Groen Goor will not make distributions or repurchase its shares so long as the equity (including owners loans) to total assets ratio of Groen Goor is less than 40%, (c) that in the event the equity (including owners loans) to total assets ratio of Groen Goor and Groen Gas Oude Tonge will be below 40%, its shareholders will invest the equity required in order to increase this ratio to 40%, pro rata to their holdings in Groen Goor and Groen Gas Oude Tonge, as applicable, and up to a maximum of €1.2 million
GG Gelderland [Member]
Loans [Line Items]
Amount of loan		€ 750
Interest rate		3.00%			5.00%										4.50%
Fixed interest rate	5.95%
Repaid over a period		3 years
Variable interest (in Euro)									€ 750
Number of installment		56 months							144 months
Aggregate amount of withdrawn (in Euro)																	€ 6,900	€ 6,900
Outstanding principal amount (in Euro)		€ 1,890
Maturity date		August 2025
Maturity period		5 years
Extension of maturity period					5 years
GG Gelderland [Member] | Tranche One [Member]
Loans [Line Items]
Amount of loan									€ 2,453
Interest rate		3.10%							3.60%		3.60%
Repaid over a period				12 years
GG Gelderland [Member] | Tranche Two [Member]
Loans [Line Items]
Amount of loan									€ 1,200
Interest rate									4.50%		4.50%
Fixed interest rate									3.50%
GG Gelderland [Member] | Tranche Three [Member]
Loans [Line Items]
Amount of loan	€ 400
Interest rate	3.55%
GG Gelderland [Member] | Tranche Four [Member]
Loans [Line Items]
Amount of loan									€ 2,847
Fixed interest rate				3.50%
GG Gelderland [Member] | Talasol Project [Member]
Loans [Line Items]
Aggregate amount of withdrawn (in Euro)							€ 6,900
Swap Agreements [Member] | Fixed Interest Rate [Member]
Loans [Line Items]
Interest rate			1.00%